Form N-1A Cover	Apr. 21, 2026
Prospectus [Line Items]
Document Type	N-1A/A
Amendment Flag	false
Registrant Name	Capital-Force ETF Trust
Entity Central Index Key	0002104659
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 21, 2026
Prospectus Date	Apr. 21, 2026